Reconciliation of Differences Between Basic and Diluted Income Attributable to Nidec Corporation Per Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Basic net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									¥ 56,404		¥ 7,986	¥ 46,242
Loss on discontinued operations attributable to Nidec Corporation												(5,511)
Net income attributable to Nidec Corporation	13,351		15,950		13,757		13,346		56,404		7,986	40,731
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation									56,340		7,925	40,676
Weighted-average shares, basic:
Weighted-average shares, basic									272,078		269,429	274,981
Effect of dilutive securities
Zero coupon convertible bonds									18,400		18,821	18,821
Weighted-average shares, diluted:
Weighted-average shares, diluted									290,478		288,250	293,802
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 207.31		¥ 29.64	¥ 168.16
Loss on discontinued operations attributable to Nidec Corporation												¥ (20.04)
Net income attributable to Nidec Corporation	¥ 48.41	[1]	¥ 57.84	[1]	¥ 51.26	[1]	¥ 49.73	[1]	¥ 207.31	[1]	¥ 29.64	¥ 148.12
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation									¥ 193.96		¥ 27.49	¥ 157.20
Loss on discontinued operations attributable to Nidec Corporation												¥ (18.75)
Net income attributable to Nidec Corporation	¥ 45.39	[1]	¥ 54.24	[1]	¥ 47.85	[1]	¥ 46.42	[1]	¥ 193.96	[1]	¥ 27.49	¥ 138.45
Segment, Continuing Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation												46,187
Weighted-average shares, basic:
Weighted-average shares, basic												274,981
Weighted-average shares, diluted:
Weighted-average shares, diluted												293,802
Segment, Discontinued Operations
Diluted net income attributable to Nidec Corporation per share:
Income from continuing operations attributable to Nidec Corporation												(5,511)
Weighted-average shares, basic:
Weighted-average shares, basic												274,981
Weighted-average shares, diluted:
Weighted-average shares, diluted												293,802
Yen Denominated zero coupon convertible bonds due 2015
Effect of dilutive securities:
Zero coupon convertible bonds									¥ (64)		¥ (61)	¥ (55)

[1]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.